Revenue - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Disclosure [Line Items]
Percentage of revenue generated from products subject to government pricing controls	31.00%	30.00%	30.00%
Percentage of revenue by customers	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2011, 2012 and 2013.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2011, 2012 and 2013.	None of the Group's customers contributed 10% or more of the Group's revenue for the years ended December 31, 2011, 2012 and 2013.